CAPITAL STOCK (Details Narrative) - USD ($)						1 Months Ended																								2 Months Ended		3 Months Ended						6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended		13 Months Ended
	Jun. 10, 2021	Jun. 04, 2021	Jan. 04, 2021	May 15, 2020	Feb. 12, 2020	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 29, 2021	Feb. 28, 2021	Feb. 22, 2021	Dec. 31, 2020	Dec. 21, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Sep. 23, 2020	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	May 28, 2020	May 19, 2020	May 18, 2020	Apr. 30, 2020	Apr. 27, 2020	Apr. 25, 2020	Feb. 29, 2020	Jul. 31, 2021	May 31, 2020	Jul. 31, 2021	May 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Jul. 31, 2021	Oct. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Apr. 30, 2021	Oct. 31, 2021	Sep. 14, 2021	Feb. 26, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Preferred stock, shares authorized							10,000,000										10,000,000													10,000,000		10,000,000						10,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, par value							$ 0.001										$ 0.001													$ 0.001		$ 0.001						$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares outstanding							0										0													0		0						0	0	0		0
Preferred stock, shares issued							0																							0		0						0		0					0
Common stock, shares authorized							2,500,000,000										1,500,000,000							1,500,000,000	1,500,000,000					2,500,000,000		2,500,000,000						2,500,000,000	1,500,000,000	2,500,000,000		1,500,000,000	1,500,000,000
Stock-based compensation expense																																								$ 8,346,391	$ 5,468,967	$ 9,914,499	$ 727,412
Share price	$ 0.167
Stock issued during period, shares, new issues	60,000						240,000					50,000		25,000
Stock-based compensation expense																																$ 19,855
Number of shares issued, value	$ 10,000
Stock issued for services, value																																								$ 10,000
Funding Facility [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt conversion, converted instrument, shares issued					40,000,000
M C P P [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period																																0								49,500,000
Stock-based compensation expense																																$ 1,336,500								$ 3,915,000
Common stock granted																												205,000,000
Stock issued during period, shares, new issues																																								342,500,000		293,000,000
Shares authorized under plan																	582,500,000																						582,500,000			582,500,000
Consulting Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																	$ 875,000
Three Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period																																					3,250,000
Sale of stock, price per share																										$ 0.02										$ 0.02	$ 0.02
Proceeds from issuance of common stock																																					$ 65,000
Five Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period												12,340,910					2,033,333	4,800,000																		11,050,000
Sale of stock, price per share												$ 0.06	$ 0.086
Proceeds from issuance of common stock												$ 665,000					$ 170,000	$ 410,000																		$ 221,000
Five Accredited Investors [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share																	$ 0.06	$ 0.06																					$ 0.06			$ 0.06
Five Accredited Investors [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share																	$ 0.10	$ 0.10																					0.10			0.10
Dr Allen Meglin [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period																	625,000			422,514	1,166,666						5,000,000				11,000,000
Sale of stock, price per share																	$ 0.08			$ 0.10	$ 0.03	$ 0.02					$ 0.02				$ 0.02				$ 0.03				0.08		$ 0.03	$ 0.08
Proceeds from issuance of common stock																	$ 127,251														$ 220,000
Stock-based compensation expense																																										$ 195,869
Common stock granted															1,000,000
Republic Asset Holdings L L C [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period													1,818,181														5,000,000
Sale of stock, price per share													$ 0.055														$ 0.02
Proceeds from issuance of common stock													$ 100,000														$ 100,000
Stock-based compensation expense							$ 56,364																																			34,500
Two Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period																					1,000,000	3,000,000
Sale of stock, price per share																						$ 0.02									$ 0.02
Proceeds from issuance of common stock																					$ 25,000	$ 60,000
Two Accredited Investors [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share																					$ 0.02														0.02						0.02
Two Accredited Investors [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share																					$ 0.03														0.03						0.03
N 19 Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period																				13,499,992	13,499,992
Sale of stock, price per share																				$ 0.03	$ 0.03														$ 0.03						0.03
Proceeds from issuance of common stock																				$ 405,000	$ 405,000
Restricted cash																				$ 25,000
Nine Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period																				8,606,665
Proceeds from issuance of common stock																				$ 392,100
Nine Accredited Investors [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share																				$ 0.03
Nine Accredited Investors [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share																				0.06
Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period																800,000
Sale of stock, price per share																$ 0.05
Proceeds from issuance of common stock																$ 40,000
Sales Executives [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																								$ 302,000		$ 35,000
Common stock granted																																										1,000,000
Share price							$ 0.151										$ 0.035													$ 0.151		$ 0.151						$ 0.151	$ 0.035	$ 0.151		$ 0.035
Shares vested																																										4,500,000
Sales Executive [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																										$ 157,500
Consultants [Member] | Consultants Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																										$ 266,400
Common stock granted																																										12,000,000
Share price							$ 0.093																							$ 0.093		$ 0.093						$ 0.093		$ 0.093			$ 0.022
Shares vested																2,000,000
Unregistered common stock issued																																								2,000,000
Unamortize Stock-based compensation							$ 185,400																							$ 185,400		$ 185,400						$ 185,400		$ 185,400
Consultants [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price								$ 0.14	$ 0.049																								$ 0.049
Consultants [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price								$ 0.148	0.40																								0.40
Three Individuals [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																										$ 18,650
Stock issued for services, shares																																					650,000
Three Individuals [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																																					$ 0.027
Three Individuals [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																																					0.031
Four Individuals [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																										89,458
Stock issued for services, shares																																				2,725,000
Four Individuals [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																																					0.029
Four Individuals [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																																					$ 0.034
Eight Individuals [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																										27,809
Stock issued for services, shares																																			925,000
Eight Individuals [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																					$ 0.031														$ 0.031						0.031
Eight Individuals [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																					0.048														0.048						0.048
Nine Individuals [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																										$ 96,600
Stock issued for services, shares																																							1,050,000
Nine Individuals [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																	0.023																						$ 0.023			$ 0.023
Nine Individuals [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																	$ 0.28																						0.28			$ 0.28
C M O [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																										$ 140,000
Share price									$ 0.165																				$ 0.028				$ 0.165
Stock issued for services, shares												500,000																	5,000,000
Stock issued for services, value												$ 82,250
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																										16,210
Share price																										$ 0.022										$ 0.022
Shares issued, shares based compensation, shares																										736,808
Distributor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																							$ 345,000
Common stock granted																							3,000,000
Share price																							$ 0.115
Advisor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock issued for services, shares				1,000,000
Shares vested, description				250,000 shares shall be fully vested as of the Effective Date, 250,000 shares vest on the sixth month anniversary of the Effective Date, 250,000 shares vest on the ninth month anniversary of the Effective Date and 250,000 shares vest on the twelfth month anniversary of the Effective Date, provided however that the Agreement is in full effect during such vesting period(s) for the respective portion of the Grant.
Warrants to purchase share of common stock				6,000,000
Exercise price of warrants				$ 0.04
Third Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																$ 23,750										250,000
Share price																					$ 0.05														$ 0.05						$ 0.05
Stock issued for services, shares												500,000									5,000,000
Third Party [Member] | Consulting Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																						$ 28,500
Share price							$ 0.057																							$ 0.057		$ 0.057						$ 0.057		$ 0.057
Stock issued during period, shares, new issues							500,000
Consultant One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																				$ 0.127
Stock issued for services, shares																				300,000
Consultant Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																				$ 0.127
Stock issued for services, shares																				25,000
Two Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																										40,790
Two Individuals [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																										$ 8,730
Stock issued for services, shares																	230,000
Two Individuals [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																	$ 0.035																						0.035			$ 0.035
Two Individuals [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price																	$ 0.17																						$ 0.17			$ 0.17
Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense								$ 154,740																																$ 82,392
Stock issued during period, shares, new issues								1,100,000																									750,000
Consultant [Member] | Consulting Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																$ 204,667
Share price											$ 0.0614
Stock issued during period, shares, new issues											20,000,000
Number of shares issued, value											$ 1,228,000
One Individual [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																								36,225
Share price																$ 0.145
Stock issued for services, shares																250,000
Mr Mitrani [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																								$ 5,721,000
Common stock granted															15,000,000
Stock issued during period, shares, new issues														47,675,000
Dr Mari Mitrani [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock granted															15,000,000
Stock issued during period, shares, new issues														47,675,000
Mr Bothwell [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock granted															15,000,000
Exercise price of warrants																																															$ 0.028
Stock issued during period, shares, new issues														47,675,000
Albert Mitrani [Member] | M C P P [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock granted																			15,000,000.0
Share price																			$ 0.25
Dr. Maria I. Mitrani [Member] | M C P P [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock granted																			7,500,000
Share price																			$ 0.50
Bothwell [Member] | M C P P [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock granted																			15,000,000.0
Share price																			$ 0.75
Seven Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period							13,677,821
Proceeds from issuance of common stock							$ 535,000
Seven Accredited Investors [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share							$ 0.03																							0.03		$ 0.03						0.03		$ 0.03
Seven Accredited Investors [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share							0.25																							$ 0.25		0.25						0.25		0.25
Eight Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period									2,087,822
Proceeds from issuance of common stock									$ 286,250
Eight Accredited Investors [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share									$ 0.13																								$ 0.13
Eight Accredited Investors [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share									0.15																								0.15
Four Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period																														11,541,500
Proceeds from issuance of common stock																														$ 631,020
Four Accredited Investors [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share							0.05																							$ 0.05		0.05						0.05		0.05
Four Accredited Investors [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock, price per share							$ 0.13																							$ 0.13		$ 0.13						$ 0.13		$ 0.13
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																												$ 27,450
Share price																										$ 0.55										$ 0.55
Stock issued during period, shares, new issues										500,000
Employee [Member] | Employment Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense		$ 14,316
Option grant		1,000,000
Grant price		$ 0.136
Value of stock granted		$ 136,000
Two Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price									$ 0.175																								$ 0.175
Stock exchanged for commission payables, value									$ 30,973
Stock exchanged for commission payables, shares									176,989
Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized																																														2,500,000,000
Stock-based compensation expense																																		$ 5,721,000
Subsequent Event [Member] | Dr Allen Meglin [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock granted															1,000,000
Subsequent Event [Member] | Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																		290,000
Share price																$ 0.145
Stock issued for services, shares																2,000,000
Subsequent Event [Member] | One Individual [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense																																		$ 36,225
Share price																$ 0.145
Stock issued for services, shares																250,000
Subsequent Event [Member] | Mr Mitrani [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock granted															15,000,000
Stock issued during period, shares, new issues														47,675,000
Subsequent Event [Member] | Dr Mari Mitrani [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock granted															15,000,000
Stock issued during period, shares, new issues														47,675,000
Subsequent Event [Member] | Mr Bothwell [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock granted															15,000,000
Stock issued during period, shares, new issues														47,675,000
Subsequent Event [Member] | One Accredited Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock shares sold during the period						3,000,000
Sale of stock, price per share						$ 0.05
Proceeds from issuance of common stock						$ 150,000
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Voting right, percentage			voting equivalency of 53.55%												voting equivalency of 53.55%									voting equivalency of 50.30%	voting equivalency of 50.30%
Board of Directors Chairman [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Voting right, percentage			voting equivalency of 53.55%												voting equivalency of 53.55%
Common stock, shares authorized			2,500,000,000												2,500,000,000
Executive Management [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock issued during period, shares, new issues														45,000,000
Executive Management [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock issued during period, shares, new issues														45,000,000
Non Executive Board Members [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock issued during period, shares, new issues														2,000,000
Non Executive Board Members [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock issued during period, shares, new issues														2,000,000
Administrative Staff [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock issued during period, shares, new issues														550,000
Administrative Staff [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock issued during period, shares, new issues														550,000
Medical Advisors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share price														$ 0.12
Stock issued during period, shares, new issues														125,000
Medical Advisors [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock issued during period, shares, new issues														125,000